Discontinuance of Operations, Held for Sale Operations, Asset Disposals and Transition Services Agreement	12 Months Ended
Dec. 31, 2011
Discontinuance of Operations, Held for Sale Operations, Asset Disposals and Transition Services Agreement [Abstract]
Discontinuance of Operations, Held for Sale Operations, Asset Disposals and Transition Services Agreement
20.	Discontinuance of Operations, Held for Sale Operations, Asset Disposals and Transition Services Agreement

Strategic Decisions

In 2006, the Company announced that it intended to sell its assets and operations in Venezuela and Nigeria.

In 2010, the Company recognized that its investment in establishing a presence in Libya, while resulting in contract awards, had not yielded any notice to proceed on these awards. As a result, the Company exited this market due to the project delays coupled with the identification of other more attractive opportunities.

In April 2011, as part of its ongoing strategic evaluation of operations, the Company made the decision to exit the Canadian cross-country pipeline construction market and dispose of the related business.

In October 2011, as part of its ongoing strategic evaluation of operations, the Company approved the sale of InterCon, within the Utility T&D segment.

Nigeria Assets and Nigeria-Based Operations

Share Purchase Agreement, Litigation and Settlement

On February 7, 2007, Willbros Global Holdings, Inc., formerly known as Willbros Group, Inc., a Panama corporation (“WGHI”), which is now a subsidiary of the Company and holds a portion of the Company’s non-U.S. operations, sold its Nigeria assets and Nigeria-based operations in West Africa to Ascot Offshore Nigeria Limited (“Ascot”), a Nigerian oilfield services company, for total consideration of $155,250 (later adjusted to $130,250). The sale was pursuant to a Share Purchase Agreement by and between WGHI and Ascot dated as of February 7, 2007 (the “Agreement”), providing for the purchase by Ascot of all of the share capital of WG Nigeria Holdings Limited (“WGNHL”), the holding company for Willbros West Africa, Inc. (“WWAI”), Willbros (Nigeria) Limited, Willbros (Offshore) Nigeria Limited and WG Nigeria Equipment Limited.

In connection with the sale of its Nigeria assets and operations, WGHI and WII, another subsidiary of the Company, entered into an indemnity agreement with Ascot and Berkeley Group plc (“Berkeley”), the parent company of Ascot (the “Indemnity Agreement”), pursuant to which Ascot and Berkeley agreed to indemnify WGHI and WII for any obligations incurred by WGHI or WII in connection with the parent company guarantees (the “Guarantees”) that WGHI and WII previously issued and maintained on behalf of certain former subsidiaries now owned by Ascot under certain working contracts between the subsidiaries and their customers. Among the Guarantees covered by the Indemnity Agreement are five contracts under which the Company estimates that, at February 7, 2007, there was aggregate remaining contract revenue, excluding any additional claim revenue, of $352,107 and aggregate estimated cost to complete of $293,562. At the February 7, 2007 sale date, one of the contracts covered by the Guarantees was estimated to be in a loss position with an accrual for such loss of $33,157. The associated liability was included in the liabilities acquired by Ascot and Berkeley.

Approximately one year after the sale of the Nigeria assets and operations, WGHI received its first notification asserting various rights under one of the outstanding parent guarantees. On February 1, 2008, WWAI, the Ascot company performing the West African Gas Pipeline (“WAGP”) contract, received a letter from WAPCo, the owner of WAGP, wherein WAPCo gave written notice alleging that WWAI was in default under the WAGP contract, as amended, and giving WWAI a brief cure period to remedy the alleged default. The Company understands that WWAI responded by denying being in breach of its WAGP contract obligations, and apparently also advised WAPCo that WWAI “requires a further $55,000, without which it will not be able to complete the work which it had previously undertaken to perform.” The Company understands that, on February 27, 2008, WAPCo terminated the WAGP contract for the alleged continuing non-performance of WWAI.

Also, in February 2008, WGHI received a letter from WAPCo reminding WGHI of its parent guarantee on the WAGP contract and requesting that WGHI remedy WWAI’s default under that contract, as amended. WGHI responded to WAPCo, consistent with its earlier communications, that, for a variety of legal, contractual, and other reasons, it did not consider the prior WAGP contract parent guarantee to have continued application. In February 2009, WGHI received another letter from WAPCo formally demanding that WGHI pay all sums payable in consequence of the non-performance by WWAI with WAPCo and stating that quantification of that amount would be provided sometime in the future when the work was completed. In spite of this letter, the Company continued to believe that the parent guarantee was not valid. WAPCo disputed WGHI’s position that it is no longer bound by the terms of WGHI’s prior parent guarantee of the WAGP contract and reserved all its rights in that regard.

On February 15, 2010, WGHI received a letter from attorneys representing WAPCo seeking to recover from WGHI under its prior WAGP contract parent company guarantee for losses and damages allegedly incurred by WAPCo in connection with the alleged non-performance of WWAI under the WAGP contract. The letter purports to be a formal notice of a claim for purported of the Pre-Action Protocol for Construction and Engineering Disputes under the rules of the High Court in London, England. The letter claimed damages in the amount of $264,834. At February 7, 2007, when WGHI sold its Nigeria assets and operations to Ascot, the total WAGP contract value was $165,300 and the WAGP project was estimated to be approximately 82.0 percent complete. The remaining costs to complete the project at that time were estimated at slightly under $30,000.

On August 2, 2010, the Company received notice that WAPCo had filed suit against WGHI under English law in the London High Court on July 30, 2010, for the sum of $273,386 plus interest and costs. The amount claimed was subsequently amended to $273,650 plus costs and interest.

On March 29, 2012, WGHI and WGI entered into a settlement agreement with WAPCo to settle the litigation (the “Settlement Agreement”). The Settlement Agreement provides that WGHI will make payments to WAPCo over a period of six years totaling $55,500 as follows:

During 2012:

$4,000 on March 31;

$4,000 on June 30;

$4,000 on September 30; and

$2,000 on December 31.

During 2013:

$2,500 on June 30; and

$2,500 on December 31.

During 2014:

$3,750 on June 30; and

$3,750 on December 31.

During 2015:

$4,000 on June 30; and

$4,000 on December 31.

During 2016:

$5,000 on June 30; and

$5,000 on December 31.

During 2017:

$5,500 on June 30; and

$5,500 on December 31.

The Settlement Agreement also provides that the payments due in the years 2015, 2016 and 2017 may be accelerated and become payable in whole or in part within 21 days after filing of the Company’s third quarter results in 2014 in the event the Company achieves a leverage ratio of debt to EBITDA of 2.25 to 1.00 or less or certain other metrics (the “Acceleration Metrics”). In the event the Acceleration Metrics applied during 2014 do not result in payment of the entire outstanding sum, the Acceleration Metrics are applied again in each subsequent year and may result in the acceleration of all or some of the remaining payments in each of those years.

WGI and WGHI are jointly and severally liable for payment of the amount due to WAPCo under the Settlement Agreement. WGHI and WGI are subject to a penalty rate of interest and collection efforts in the London court in the event they fail to meet any of the payments required by the Settlement Agreement. Under the Settlement Agreement, WGHI forgoes any right to pursue Ascot and Berkeley for indemnity under the Indemnity Agreement related to the WAGP contract unless they assert a claim against WGHI.

The Company currently has no employees working in Nigeria and has no intention of returning to Nigeria.

Letters of Credit

At the time of the February 7, 2007 sale of its Nigeria assets and operations, the Company had four letters of credit outstanding totaling $20,322 associated with Discontinued Operations (the “Discontinued LC’s”). In accordance with FASB’s standard on guarantees, a liability was recognized for $1,575 related to the letters of credit. This liability was released as each of the Discontinued LC’s was released or expired and the Company was relieved of its risk related to the Discontinued LC’s. During the twelve months ended December 31, 2008, two Discontinued LC’s in the aggregate amount of $19,759 expired resulting in the release of the associated liability and recognition of $1,543 of additional cumulative gain on the sale of Nigeria assets and operations. The remaining Discontinued LC in the amount of $123 expired on February 28, 2009. As of December 31, 2010 and 2011, none of the Discontinued LC’s remained issued and outstanding.

Transition Services Agreement

Concurrent with the Nigeria sale, the Company entered into a two-year Transition Services Agreement (“TSA”) with Ascot. Under the agreement, the Company was primarily providing labor in the form of seconded employees to work under the direction of Ascot along with specifically defined work orders for services generally covered in the TSA. Ascot agreed to reimburse the Company for these services. For the years ended December 31, 2010 and 2011, these reimbursable contract costs totaled approximately $0 and $0, respectively.

On February 7, 2009, the TSA expired according to its terms, which ended the Company’s obligation to provide any further support or other services to Ascot in West Africa or otherwise. The Company has recognized all known costs associated with concluding the TSA including the write-off of all residual accounts receivable and equipment in West Africa. The total expense recognized in accordance with the conclusion of the TSA is $357.

Residual Equipment in Nigeria

In conjunction with the TSA, the Company made available certain equipment to Ascot for use in Nigeria and at times, in Benin, Togo and Ghana. This equipment was not sold to Ascot under the Agreement. The Company’s net book value for the equipment in West Africa at December 31, 2010 and 2011 was $0 and $0, respectively. The majority of this equipment, which is comprised primarily of construction equipment, rolling stock and generator sets was redeployed to the Company’s operations in Oman. The remainder was used in exchange for equipment owned by Ascot and needed by the Company’s North American operations.

On February 7, 2009, the Company reached a final settlement with Ascot on the equipment exchange and the Company no longer owns any equipment in West Africa.

On February 7, 2009, the Company reached a final settlement with Ascot on the equipment exchange and the Company no longer owns any equipment in West Africa.

Business Disposals

Venezuela

On November 28, 2006, the Company completed the sale of its assets and operations in Venezuela. The Company received total compensation of $7,000 in cash and $3,300 in the form of a commitment from the buyer, to be paid on or before December 4, 2013. The repayment commitment is secured by a 10 percent interest in a Venezuelan financing joint venture. During the second quarter of 2009, the nationalization of several oil-field service contractors in Venezuela made the collection of the outstanding commitment highly unlikely. Accordingly, the Company wrote off the net book value of the note, resulting in a charge of $1,750 to discontinued operations, net of tax.

InterCon

On October 11, 2011, the Company completed the sale of all assets and operations of InterCon, which was deemed to be a non-strategic subsidiary within the Utility T&D segment. The Company received total compensation of $18,749 in cash and $250 in the form of an escrow deposit from the buyer, to be paid in full on or before October 11, 2012. As a result of this transaction, the Company recorded a loss on sale of $2,381 to discontinued operations, net of tax.

Discontinued Operations

Condensed Statements of Operations of the Discontinued Operations for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Year Ended December 31, 2011
	Canada	Libya	WAGP	Other	InterCon	Total
Revenue	$136,036	$—	$—	$—	$42,826	$178,862
Operating loss	(18,589)	(487)	(71,858)	—	(5,326)	(96,260)
Pre-tax loss	(18,484)	(487)	(71,858)	—	(5,329)	(96,158)
Benefit for taxes	(6,548)	—	—	—	(1,069)	(7,617)

Net loss	(11,936)	(487)	(71,858)	—	(4,260)	(88,541)

	Year Ended December 31, 2010
	Canada	Libya	WAGP	Other	InterCon	Total
Revenue	$36,164	$154	$—	$—	$31,176	$67,494
Operating loss	(21,791)	(3,174)	(2,044)	(1)	1,422	(25,588)
Pre-tax loss i	(21,322)	(3,177)	(2,045)	(50)	1,484	(25,110)
Provision (benefit) for taxes	(5,655)	—	—	—	553	(5,102)

Net loss	(15,667)	(3,177)	(2,045)	(50)	931	(20,008)

	Year Ended December 31, 2009
	Canada	Libya	WAGP	Other	InterCon	Total
Revenue	$73,964	$45	$—	$—	$—	$74,009
Operating income (loss)	4,049	(3,114)	—	(2,086)	—	(1,151)
Pre-tax income (loss)	4,036	(3,113)	—	(1,349)	—	(426)
Provision for taxes	1,206	3	—	149	—	1,358

Net income (loss)	2,830	(3,116)	—	(1,498)	—	(1,784)

Condensed Balance Sheets of the Discontinued Operations are as follows:

	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx
	December 31, 2011
	Canada	Libya	WAGP	Other	InterCon	Total
Total assets	$27,917	$90	$—	$1	$—	$28,008
Total liabilities	11,782	(7)	57,715	—	—	69,490
Net assets (liabilities) of discontinued operations	16,135	97	(57,715)	1	—	(41,482)

	December 31, 2010
	Canada	Libya	WAGP	Other	InterCon	Total
Total assets	$47,780	$240	$1	$—	$22,848	$70,869
Total liabilities	27,224	(7)	331	—	3,877	31,425
Total liabilities	27,224	(7)	331	—	3,877	31,425
Net assets (liabilities) of discontinued operations	20,556	247	(330)	—	18,971	39,444